Document and Entity Information	Apr. 22, 2020
Cover [Abstract]
Entity Registrant Name	MOELIS & COMPANY
Amendment Flag	false
Entity Central Index Key	0001596967
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Address, State or Province	NY
Entity Incorporation State or Country Code	DE
Entity File Number	001-36418
Entity Tax Identification Number	46-4500216
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	5th Floor
Entity Address, City Or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	883-3800
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false